Statements of Net Assets Available for Benefits - EBP 102 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Plan interest in Verizon Master Savings Trust	$ 30,970,730	$ 29,007,154
Notes receivable from participants	363,417	383,590
Net assets available for benefits	$ 31,334,147	$ 29,390,744